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                                                    One Financial Way
                                                    Cincinnati, Ohio 45242

                                                    Post Office Box 237
[LOGO] OHIO NATIONAL                                Cincinnati, Ohio 45201-0237
       FINANCIAL SERVICES                           Telephone:  513-794-6100


                                  May 12, 2004

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

                  Re:      Ohio National Variable Account R
                           Pre-Effective Amendment No. 2 (File No. 333-109900)

Commissioners:

I, John J. Palmer, Vice Chairman of the Depositor, Ohio National Life Assurance Corporation, hereby certify that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, would not have differed from those contained in the above-referenced registration statement for the account. That registration statement was filed electronically with the Securities and Exchange Commission on April 27, 2004 and deemed effective by the Commission on May 10, 2004.

                                                  Sincerely,

                                                  /s/  JOHN J. PALMER
                                                  -----------------------------
                                                  John J. Palmer, Vice Chairman

JJP/nh